GOODWILL AND OTHER INTANGIBLE ASSETS - Summary of changes in goodwill (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Goodwill [Roll Forward]
Balance at the beginning	$ 66,262	$ 66,314	$ 66,180
Impairment losses		0	0
Foreign currency translation adjustments	(463)	(52)	134
Balance at the ending	72,510	66,262	66,314
Products
Goodwill [Roll Forward]
Balance at the beginning	63,646	63,698	63,564
Foreign currency translation adjustments	(463)	(52)	134
Balance at the ending	69,894	63,646	63,698
Distribution
Goodwill [Roll Forward]
Balance at the beginning	2,616	2,616	2,616
Balance at the ending	$ 2,616	$ 2,616	$ 2,616